INVENTORY (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Inventory	$ 101,009	$ 114,694
Computers
Inventory [Line Items]
Inventory	18,154	28,979
Monitors
Inventory [Line Items]
Inventory	44,131	66,747
Printers
Inventory [Line Items]
Inventory	979	1,398
Parts and enclosures
Inventory [Line Items]
Inventory	2,594	3,855
General
Inventory [Line Items]
Inventory	$ 35,151	$ 13,715